Impairment of Exploration and Evaluation and Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of Carrying amount of goodwill allocated to CGUs
The carrying amount of goodwill allocated to each CGU, or groups of CGUs and excess recoverable amounts are as follows:

Segment	CGU	Goodwill carrying amount	Excess of recoverable amount over CGU carrying amount 1
		US$m	US$m
Australia	Pluto-Scarborough 2	2,743	3,051
Australia	NWS Gas	442	784
International	Atlantis	522	338
International	Other goodwill	288	1,176
Total		3,995

1.	Amounts are with reference to the total CGU value including goodwill.
2.	A portion of the goodwill allocated to Pluto-Scarborough was transferred to assets held for sale (refer to Note B.8).
The carrying amount of goodwill allocated to each CGU, or groups of CGUs and excess recoverable amounts were as follows:

Segment	CGU	Goodwill carrying amount 1	Excess of recoverable amount over CGU carrying amount 2
		US$m	US$m
Australia	Pluto-Scarborough	2,955	7,656
Australia	NWS Gas	394	1,399
International	Shenzi	469	401
International	Atlantis	513	189
International	Other goodwill	283	107
Total		4,614

1.	Carrying amount of goodwill as at 31 December 2021 was nil.
2.	Amounts are with reference to the total CGU value including goodwill.

Summary of indicators of impairments for cash generating units
As at 30 June 2023, the Group assessed each AOI and CGU to determine whether an indicator of impairment or impairment reversal existed. The Group identified the following indicators of impairment on CGUs where an impairment loss has been recognised:

CGU	Description	Indicator of impairment
Pyrenees	Oil asset consisting of a floating production storage and offloading (FPSO) facility off the north-west coast of Western Australia.	Reduction in future production volumes, reflecting a lower-than-expected outcome of drilling activities.
As at 31 December 2023, the Group assessed each AOI and CGU to determine whether an indicator of impairment or impairment reversal existed. The Group identified the following indicators of impairment on CGUs where an impairment loss has been recognised:

CGU	Description	Indicator of impairment
Shenzi	Conventional oil and gas field developed through a tension leg platform (TLP) located in the US Gulf of Mexico.	Reduction in future production volumes, reflecting lower-than-expected performance of infill sidetracks and performance of the Shenzi North development following start-up.

Wheatstone	LNG processing facility in Western Australia, comprising an offshore production platform and two onshore LNG processing trains, a domestic gas plant and associated infrastructure.	Updated short-term price assumptions (in particular the Japan/Korea Marker (JKM)).

Summary of impairment loss recognised or reversed for cash-generating unit
An impairment was recognised for the Pyrenees CGU (refer to Note A.1), with results as follows:

			Impairment loss
			Oil and gas properties

Segment	CGU	Recoverable amount US$m	Land and buildings US$m	Transferred exploration and evaluation US$m	Plant and equipment US$m	Projects in development US$m	Total US$m
Australia	Pyrenees	159	-	-	68	-	68
An impairment was recognised in the profit and loss, refer to Note A.1. The results as follows:

			Impairment loss
			Goodwill	Oil and gas properties

Segment	CGU	Recoverable amount US$m	Goodwill US$m	Land and buildings US$m	Transferred exploration and evaluation US$m	Plant and equipment US$m	Projects in development US$m	Total US$m
International	Shenzi	1,862	477	-	-	589	317	1,383
Australia	Wheatstone	2,418	-	64	20	371	11	466
An impairment reversal was recognised for Wheatstone (refer to Note A.1), with results as follows:

			Impairment reversal
			Oil and gas properties
Segment	CGU	Recoverable amount US$m	Land and buildings US$m	Transferred exploration and evaluation US$m	Plant and equipment US$m	Total US$m
Australia	Wheatstone	3,456	87	30	783	900

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets oil and gas properties
Changes in the following key assumptions have been estimated to result in a higher or lower carrying amount
1
than what was determined as at 31 December 2023:

		Sensitivity (US$m) 2

CGU	Discount rate increase 3	Discount rate decrease 3	Commodity price increase 3	Commodity price decrease 3	FX increase 3	FX decrease 3	Production increase 3	Production decrease 3

Shenzi	(67)	71	359	(359)	N/A	N/A	47	(46)

Wheatstone	(88)	94	431	(370)	(36)	87	90	(42)

1.	Increases to carrying amounts are limited to historical impairment losses recognised, net of depreciation and amortisation, that would have been recognised had no impairment taken place.
2.	The sensitivities represent the reasonably possible changes to discount rate, commodity price, FX and production volumes assumptions.
3.
The relationship between the discount rate, commodity price, FX and production and the carrying amount is non-linear in certain circumstances which may include fixed costs impacts as well as economic cut off modelling. As such, sensitivities are unlikely to result in a symmetrical impact and should not be interpreted in isolation

Changes in the following key assumptions have been estimated to result in a higher or lower carrying amount
1
than what was determined as at 31 December 2022:

		Sensitivity (US$m) 2

CGU	Discount rate increase 3	Discount rate decrease 3	Brent price increase	Brent price decrease	FX increase	FX decrease	Production increase 4	Production decrease 4

Wheatstone	(117)	127	294	(294)	(79)	79	116	(43)

1.	Increases to carrying amounts are limited to historical impairment losses recognised, net of depreciation and amortisation, that would have been recognised had no impairment taken place.
2.	The sensitivities represent the reasonable possible changes to discount rate, oil price, FX and production volumes assumptions.
3.
The relationship between the discount rate and the carrying amount is non-linear
and as such, sensitivities are unlikely to result in a symmetrical impact. Due to the non-linear
relationship, the impact of changing the discount rate is likely to be greater at a lower discount rate than at a higher discount rate.

4.
The relationship between production and the carrying amount is non-linear
due to the proportion of fixed costs. Sensitivities are therefore unlikely to result in a symmetrical impact. A significant change in production volumes would typically require a reassessment of the asset concept and should not be interpreted in isolation.

Summary of nominal Brent oil Prices

	2024	2025	2026	2027	2028	2029
31 December 202 3 1	82	80	76	77	79	80

31 December 202 2 2	78	74	76	77	79	80

1. Long-term oil prices are based on US$70/bbl (2022 real terms) from 202
6
and prices are escalated at 2.0% onwards.
2. Long-term oil prices are based on US$70/bbl (2022 real terms) from 202
5
and prices are escalated at 2.0% onwards.

The nominal Brent oil prices (US$/bbl) used for the year ended 31 December 2022 were:

	2023	2024	2025	2026	2027	2028
31 December 2022 3	87	78	74	76	77	79

31 December 2021 4	71	68	69	70	72	73

3. Long-term oil prices are based on US$70/bbl (2022 real terms) from 2025 and prices are escalated at 2.0% onwards.
4. Long-term oil prices are based on US$65/bbl (2022 real terms) from 2024 and prices are escalated at 2.0% onwards.

Summary of Assuming all Other Variables are Held Constant	Reasonably possible changes in these estimates which could result in the estimated recoverable amount being equal to the carrying amount, assuming all other variables are held constant, are as follows:

	CGU	Commodity price 1		Nominal discount rate
		% change		(absolute terms)
Oil and gas properties	Pluto-Scarborough	N/A	2	N/A	2
Oil and gas properties	NWS Gas	N/A	2	N/A	2
Oil and gas properties	Atlantis	(5%	)	N/A	2
1.	Brent price applies to Pluto-Scarborough and NWS Gas. WTI price (Brent - $3/bbl) applies to Atlantis.
2.	Management considers there to be no reasonably possible change in the respective estimate which, in isolation, would result in the estimated recoverable amount being equal to the carrying amount.
Reasonably possible changes in these estimates which could result in the estimated recoverable amount being equal to the carrying amount, assuming all other variables are held constant, are as follows:

	CGU	Commodity price 1		Nominal discount rate
		% change		(absolute terms)
Oil and gas properties	Pluto-Scarborough	N/A	2	N/A	2
Oil and gas properties	NWS Gas	N/A	2	N/A	2
Oil and gas properties	Shenzi	(7%	)	N/A	2
Oil and gas properties	Atlantis	(2%	)	10%
1.	Brent price applies to Pluto-Scarborough and NWS Gas. WTI price (Brent - $3/bbl) applies to Shenzi and Atlantis.
2.	Management considers there to be no reasonably possible change in the respective estimate which, in isolation, would result in the estimated recoverable amount being equal to the carrying amount.